Digital assets	6 Months Ended
Jun. 30, 2025
Digital assets
Digital assets

3.Digital assets

	As of	As of
	December 31,	June 30,
	2024	2025
Digital assets held on exchange institution	4,832	9,428

The following table sets forth the fair values of digital assets held by the Group as the end of the reporting periods:

	As of	As of
	December 31,	June 30,
	2024	2025
Bitcoin (“BTC”)	2,064	6,315
Ethereum (“ETH”)	743	2,534
USD Tether (“USDT”)	10	15
USDC	1,827	273
Others (Note)	188	291
	4,832	9,428

Note:

Others mainly consist of “XRP”, “ADA”, “BCH”, “ADA”, “DOT”, “BNB”, “TRX” and “SOL”, no other crypto asset individually representing not more than 5% of the total digital assets.